DEPOSITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of interest expense on deposits [Abstract]
Savings and interest bearing checking	$ 1,056	$ 1,064	$ 1,131
Time deposits under $100,000	1,586	2,467	2,995
Time deposits of $100,000 or more	1,367	1,436	1,580
Total	4,009	4,967	$ 5,706
Time Deposits in denominations of 250,000 or more amounted	110,400	42,800
Summary of the maturity of time deposits [Abstract]
2016	302,136
2017	66,288
2018	27,367
2019	15,432
2020	11,763
2021 and thereafter	3,234
Total	426,220
Time deposits acquired through broker relationships	0	11,300
Summary of reciprocal deposits [Abstract]
Demand	3,436	5,867
Money market	8,340	7,692
Time	38,431	40,109
Total	$ 50,207	$ 53,668